RIGHT-OF-USE ASSETS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to short-term leases	$ 60,869,000	$ 90,763,000	$ 42,946,000
Expense relating to leases of low-value assets	82,000	58,000	84,000
Expense relating to variable lease payments	60,869,000	90,763,000	42,946,000
Office and residential property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense	$ 889,000	938,000	1,019,000
Office and residential property [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	1 year
Office and residential property [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	4 years
Ships [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	3 years
Ships [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	5 years
Ship equipment [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	2 years
Ship equipment [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	4 years
Ship and ship equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense	$ 35,676,000	$ 34,898,000	$ 26,413,000